UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	November 5,2009
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total:   109077 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3376    45745 SH       SOLE                    44095              1650
ABBOTT LABORATORIES            COM              002824100      237     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101     1561    56105 SH       SOLE                    55730               375
ALEXANDER & BALDWIN INC        COM              014482103     1103    34365 SH       SOLE                    32965              1400
AMERICAN EXPRESS COMPANY       COM              025816109     1983    58489 SH       SOLE                    58089               400
APACHE CORP                    COM              037411105      356     3875 SH       SOLE                     3650               225
APPLIED MATERIALS INC          COM              038222105     1526   114035 SH       SOLE                   110910              3125
AT&T INC COM                   COM              00206r102     2500    92542 SH       SOLE                    90042              2500
AUTODESK INC                   COM              052769106      714    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSING INC  COM              053015103     1581    40230 SH       SOLE                    39530               700
BERKSHIRE HATHAWAY B           COM              084670207     2605      784 SH       SOLE                      768                16
BOEING CO                      COM              097023105     1759    32485 SH       SOLE                    31635               850
BOSWELL JG CO COM              COM              101205102      280      581 SH       SOLE                       50               531
CATERPILLAR INC                COM              149123101     1264    24630 SH       SOLE                    24030               600
CHEVRON CORP                   COM              166764100     5126    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     2806    55670 SH       SOLE                    53020              2650
COCA COLA CO                   COM              191216100     3056    56900 SH       SOLE                    54350              2550
CONOCOPHILLIPS                 COM              20825c104     2103    46577 SH       SOLE                    44827              1750
CONSTELLATION ENERGY GRP       COM              210371100      250     7735 SH       SOLE                     7735
COSTCO WHOLESALE CORP-NEW      COM              22160k105     2157    38264 SH       SOLE                    37464               800
DEERE & CO                     COM              244199105     2075    48349 SH       SOLE                    47449               900
DOMINION RESOURCES             COM              25746u109      309     8960 SH       SOLE                     6110              2850
E I DU PONT DE NEMOURS & CO    COM              263534109     2331    72535 SH       SOLE                    70035              2500
ELI LILLY & CO                 COM              532457108     2859    86560 SH       SOLE                    83410              3150
EMERSON ELECTRIC CO            COM              291011104     2688    67065 SH       SOLE                    65015              2050
ESTEE LAUDER CO INC CL A       COM              518439104     1666    44940 SH       SOLE                    43590              1350
EXXON MOBIL CORP               COM              30231g102     3808    55505 SH       SOLE                    54755               750
FEDEX CORP                     COM              31428x106     1791    23812 SH       SOLE                    23312               500
GENERAL ELECTRIC CO            COM              369604103     2505   152568 SH       SOLE                   151318              1250
HEWLETT PACKARD CO             COM              428236103      222     4700 SH       SOLE                     4700
HOME DEPOT INC                 COM              437076102     1161    43580 SH       SOLE                    43580
INTEL CORP                     COM              458140100     3411   174304 SH       SOLE                   171154              3150
INTERNATIONAL BUSINESS MACHINE COM              459200101     2573    21509 SH       SOLE                    21309               200
INTUIT INC                     COM              461202103     1291    45310 SH       SOLE                    44760               550
JOHNSON & JOHNSON              COM              478160104     3115    51152 SH       SOLE                    49402              1750
JPMORGAN CHASE & CO            COM              46625h100      309     7050 SH       SOLE                     7050
KELLOGG CO                     COM              487836108     2637    53560 SH       SOLE                    51060              2500
MARRIOTT INTL INC NEW CL A     COM              571903202     1642    59528 SH       SOLE                    59528
MEDTRONIC INC                  COM              585055106     3034    82436 SH       SOLE                    79336              3100
MICROSOFT CORP                 COM              594918104     4517   175607 SH       SOLE                   168907              6700
NEWS CORP CL A                 COM              65248e104     1382   115513 SH       SOLE                   114313              1200
NOBLE ENERGY INC               COM              655044105     1789    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100      919    30086 SH       SOLE                    30086
NOVARTIS AG ADR                COM              66987v109     1829    36314 SH       SOLE                    35914               400
PROCTER & GAMBLE CO            COM              742718109     3792    65468 SH       SOLE                    63368              2100
SCHLUMBERGER LIMITED           COM              806857108     2518    42240 SH       SOLE                    41540               700
SIEMENS AG ADR-EACH CNVINTO 1  COM              826197501     1608    17300 SH       SOLE                    17100               200
SIGMA-ALDRICH CORP             COM              826552101     1758    32565 SH       SOLE                    31965               600
STATE STREET CORP              COM              857477103     1408    26760 SH       SOLE                    26210               550
SYSCO CORP                     COM              871829107     1834    73805 SH       SOLE                    70555              3250
US BANCORP DEL COMNEW          COM              902973304     1096    50120 SH       SOLE                    49120              1000
WAL-MART STORES INC            COM              931142103     2747    55958 SH       SOLE                    53258              2700
WALT DISNEY CO HOLDING CO      COM              254687106     2397    87295 SH       SOLE                    85595              1700
WASHINGTON POST CO-CL B        COM              939640108     1474     3149 SH       SOLE                     3099                50
WELLS FARGO & CO               COM              949746101     1613    57256 SH       SOLE                    54906              2350
ISHARES BARCLAYS US AGGREGATE                   464287226      624 5950.000 SH       SOLE                 5950.000
Report Summary		     56 Data Records    (X1000)    109077 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
